John Hancock

200 Berkeley Street

Boston, Massachusetts 02116 (617) 572-9197

Fax: (617) 572-9161

E-mail: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Chief Counsel

VIA EDGAR

May 1, 2020
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room
RE	John Hancock Life Insurance Company (U.S.A.)
Registration Statements Filed On Form N-6

	John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 333-164157
	John Hancock Variable Life Account UV (Flex V1)	# 333-164158
	John Hancock Variable Life Account UV (Flex V2)	# 333-164159
	John Hancock Variable Life Account UV (Medallion Variable Universal Life)	# 333-164160
	John Hancock Variable Life Account UV (Variable Estate Protection)	# 333-164161
	John Hancock Variable Life Account UV (Variable Estate Protection Plus)	# 333-164162
	John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance	# 333-164164
Survivorship Variable Universal Life, Majestic Performance Survivorship Variable
Universal Life)
	John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-164163
	John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-164165
	John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	# 333-164166
	John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	# 333-164167
	John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge,	# 333-164168
Medallion Variable Universal Life Edge II)
	John Hancock Variable Life Account UV (Majestic Variable COLI)	# 333-164169
	John Hancock Variable Life Account UV (Performance Executive Variable Life)	# 333-164170
	John Hancock Variable Life Account S (Medallion Executive Variable Life, Medallion	# 333-164150
Executive Variable Life II, Medallion Executive Variable Life III)
	John Hancock Variable Life Account S (Majestic VUL, Majestic Variable Universal Life	# 333-164151
98)
	John Hancock Variable Life Account S (Variable Master Plan Plus)	# 333-164152
	John Hancock Variable Life Account S (Majestic Variable COLI)	# 333-164153
	John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable	# 333-164156
Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)
	John Hancock Variable Life Account S (Variable Estate Protection Edge, Performance	# 333-164154
Survivorship Variable Universal Life, Majestic Performance Survivorship Variable
Universal Life)
	John Hancock Variable Life Account S (Performance Executive Variable Life)	# 333-164155

John Hancock Variable Life Account U (Medallion Variable Universal Life, Medallion	# 333-164171
Variable Universal Life Plus)
John Hancock Variable Life Account U (Annual Premium Variable Life)	# 333-164172
John Hancock Variable Life Account U (Medallion Variable Universal Life Edge,	# 333-164173
Medallion Variable Universal Life Edge II)
John Hancock Variable Life Account U (eVariable Life)	# 333-164174
John Hancock Variable Life Account V (Flex V1)	# 333-164175
John Hancock Variable Life Account V (Flex V2)	# 333-164176
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation VUL)	# 333-85284
John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable	# 333-124150
Universal Life)
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance VUL)	# 333-131299
John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship Variable	# 333-141692
Universal Life)
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship	# 333-148991
VULX)
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	# 333-151630
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation08)	# 333-152406
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	# 333-153252
John Hancock Life Insurance Company (U.S.A.) Account A (PVUL09)	# 333-157212
John Hancock Life Insurance Company (U.S.A.) Account A (PVUL12)	# 333-179570
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation 2014)	# 333-193994
John Hancock Life Insurance Company (U.S.A.) Account A (Simplified Life)	# 333-194818
John Hancock Life Insurance Company (U.S.A.) Account A (Protection VUL 2017)	# 333-217721
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation VUL 2019)	# 333-233647
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation VUL	# 333-233648
2019)
John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 05)	# 333-126668
John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 08)	# 333-152409

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (Protection Variable	# 333-127543
Universal Life Insurance)
John Hancock Life Insurance Company of New York Account B (Corporate VUL 05)	# 333-131139

John Hancock Life Insurance Company of New York Account B (Accumulation	# 333-131134
VUL)
John Hancock Life Insurance Company of New York Account B (Majestic	# 333-132905
Performance VUL)
John Hancock Life Insurance Company of New York Account B (Survivorship	# 333-141693
Variable Universal Life)
John Hancock Life Insurance Company of New York Account B (Majestic	# 333-148992
Survivorship VULX)
John Hancock Life Insurance Company of New York Account B (Majestic VULX)	# 333-151631
John Hancock Life Insurance Company of New York Account B (Accumulation08)	# 333-152407
John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	# 333-152408

John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	# 333-153253

John Hancock Life Insurance Company of New York Account B (PVUL09)	# 333-157213
John Hancock Life Insurance Company of New York Account B (PVUL12)	# 333-179571
John Hancock Life Insurance Company of New York Account B (Accumulation	# 333-193995
2014)
John Hancock Life Insurance Company of New York Account B (Simplified Life)	# 333-194819
John Hancock Life Insurance Company of New York Account B (PVUL 17)	# 333-221236
John Hancock Life Insurance Company of New York Account B (Accumulation VUL	# 333-235396
2019)
John Hancock Life Insurance Company of New York Account B (Majestic	# 333-235397
Accumulation VUL 2019)
Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/James C. Hoodlet

Vice President and Chief Counsel